iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .5%
Axon Enterprise, Inc.
(a)
..................... 2,752 $ 685,413
Boeing Co. (The)
(a)
........................ 22,330 4,712,523
BWX Technologies, Inc. .................... 3,666 298,706
Curtiss-Wright Corp. ....................... 1,507 335,413
General Dynamics Corp. .................... 8,876 2,352,051
HEICO Corp. ........................... 1,549 278,185
HEICO Corp. , Class A ...................... 2,978 421,298
Hexcel Corp. ............................ 3,348 222,274
Howmet Aerospace, Inc. .................... 15,359 864,097
Huntington Ingalls Industries, Inc. .............. 1,581 409,352
L3Harris Technologies, Inc. .................. 7,457 1,554,188
Lockheed Martin Corp. ..................... 8,660 3,718,691
Northrop Grumman Corp. ................... 5,576 2,491,134
RTX Corp. ............................. 56,629 5,160,034
Textron, Inc. ............................ 7,690 651,420
TransDigm Group, Inc. ..................... 2,166 2,366,745
Woodward, Inc. .......................... 2,414 332,577
26,854,101
a
Air Freight & Logistics  —  0 .4%
CH Robinson Worldwide, Inc. ................ 4,586 385,637
Expeditors International of Washington, Inc. ....... 5,665 715,660
FedEx Corp. ............................ 9,107 2,197,428
GXO Logistics, Inc.
(a) (b)
..................... 4,616 251,018
United Parcel Service, Inc. , Class B ............ 28,496 4,043,582
7,593,325
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 11,092 902,112
Autoliv, Inc. ............................. 3,084 330,358
BorgWarner, Inc. ......................... 9,145 310,015
Fox Factory Holding Corp.
(a)
.................. 1,624 102,377
Gentex Corp. ........................... 9,036 299,363
Lear Corp. ............................. 2,296 305,138
Mobileye Global, Inc. , Class A
(a) (b)
.............. 2,989 77,296
QuantumScape Corp. , Class A
(a) (b)
............. 14,495 98,711
2,425,370
a
Automobiles  —  1 .4%
Ford Motor Co. .......................... 154,043 1,805,384
General Motors Co. ....................... 53,962 2,093,726
Harley-Davidson, Inc. ...................... 5,174 167,896
Lucid Group, Inc.
(a) (b)
....................... 34,844 117,773
Rivian Automotive, Inc. , Class A
(a) (b)
............. 26,185 400,892
Tesla, Inc.
(a)
............................. 108,710 20,360,296
Thor Industries, Inc. ....................... 2,134 241,185
25,187,152
a
Banks  —  3 .3%
Bank of America Corp. ..................... 270,905 9,213,479
Bank OZK ............................. 4,157 187,522
BOK Financial Corp. ....................... 1,086 91,050
Citigroup, Inc. ........................... 75,157 4,221,569
Citizens Financial Group, Inc. ................ 18,522 605,669
Comerica, Inc. ........................... 5,135 269,998
Commerce Bancshares, Inc. ................. 4,748 247,466
Cullen/Frost Bankers, Inc. ................... 2,497 264,982
East West Bancorp, Inc. .................... 5,553 404,314
Fifth Third Bancorp ....................... 26,649 912,462
First Citizens BancShares, Inc. , Class A .......... 469 708,190
First Financial Bankshares, Inc. ............... 4,936 154,151
First Horizon Corp. ........................ 22,176 315,786
FNB Corp. ............................. 13,908 183,307
Security Shares Value
a
Banks (continued)
Glacier Bancorp, Inc. ...................... 4,408 $ 170,413
Home BancShares, Inc. .................... 7,320 171,581
Huntington Bancshares, Inc. ................. 56,490 719,118
JPMorgan Chase & Co. .................... 113,637 19,813,747
KeyCorp ............................... 36,540 530,926
M&T Bank Corp. ......................... 6,476 894,336
New York Community Bancorp, Inc. ............ 28,207 182,499
Pinnacle Financial Partners, Inc. ............... 3,024 267,261
PNC Financial Services Group, Inc. (The) ........ 15,680 2,370,973
Popular, Inc. ............................ 2,961 253,018
Prosperity Bancshares, Inc. .................. 3,685 235,508
Regions Financial Corp. .................... 36,683 684,872
SouthState Corp. ......................... 2,940 244,314
Synovus Financial Corp. .................... 5,736 216,018
TFS Financial Corp. ....................... 2,049 27,293
Truist Financial Corp. ...................... 52,433 1,943,167
U.S. Bancorp ........................... 61,074 2,537,014
UMB Financial Corp. ...................... 1,684 138,930
United Bankshares, Inc. .................... 4,978 178,461
Valley National Bancorp .................... 16,566 159,365
Webster Financial Corp. .................... 6,903 341,560
Wells Fargo & Co. ........................ 142,609 7,156,120
Western Alliance Bancorp ................... 4,243 271,382
Wintrust Financial Corp. .................... 2,515 243,905
Zions Bancorp NA ........................ 5,771 241,805
57,773,531
a
Beverages  —  1 .3%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 360 125,737
Brown-Forman Corp. , Class B , NVS ............ 7,144 392,206
Celsius Holdings, Inc.
(a) (b)
.................... 5,795 289,170
Coca-Cola Co. (The) ...................... 153,094 9,107,562
Constellation Brands, Inc. , Class A ............. 6,321 1,549,151
Keurig Dr Pepper, Inc. ..................... 39,454 1,240,434
Molson Coors Beverage Co. , Class B ........... 7,361 454,836
Monster Beverage Corp.
(a)
................... 29,185 1,605,759
National Beverage Corp.
(a)
................... 945 43,697
PepsiCo, Inc. ........................... 54,095 9,116,630
23,925,182
a
Biotechnology  —  2 .2%
AbbVie, Inc. ............................ 69,436 11,415,278
Alkermes PLC
(a)
.......................... 6,487 175,473
Alnylam Pharmaceuticals, Inc.
(a)
............... 4,980 861,092
Amgen, Inc. ............................ 21,016 6,604,488
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 4,149 262,590
Arrowhead Pharmaceuticals, Inc.
(a) (b)
............ 4,903 157,386
Biogen, Inc.
(a)
........................... 5,673 1,399,302
BioMarin Pharmaceutical, Inc.
(a)
............... 7,409 652,585
Blueprint Medicines Corp.
(a) (b)
................. 2,488 197,871
CRISPR Therapeutics AG
(a) (b)
................. 3,034 190,990
Denali Therapeutics, Inc.
(a)
.................. 4,958 79,378
Exact Sciences Corp.
(a)
..................... 7,127 466,106
Exelixis, Inc.
(a)
........................... 12,292 267,474
Gilead Sciences, Inc. ...................... 48,869 3,824,488
Halozyme Therapeutics, Inc.
(a)
................ 5,232 177,103
Incyte Corp.
(a)
........................... 7,300 429,021
Intellia Therapeutics, Inc.
(a)
.................. 3,338 79,511
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 5,498 282,542
Karuna Therapeutics, Inc.
(a)
.................. 1,402 439,415
Moderna, Inc.
(a)
.......................... 13,128 1,326,584
Mural Oncology PLC
(a)
..................... 648 2,845
Natera, Inc.
(a)
........................... 4,512 297,521
Neurocrine Biosciences, Inc.
(a)
................ 3,898 544,824

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.
(a)
............. 4,205 $ 3,964,390
Roivant Sciences, Ltd.
(a) (b)
................... 12,657 126,570
Sarepta Therapeutics, Inc.
(a)
................. 3,652 434,552
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 3,365 148,430
United Therapeutics Corp.
(a)
.................. 1,862 399,920
Vertex Pharmaceuticals, Inc.
(a)
................ 10,128 4,389,273
39,597,002
a
Broadline Retail  —  3 .2%
Amazon.com, Inc.
(a)
....................... 357,457 55,477,326
eBay, Inc. .............................. 20,445 839,676
Etsy, Inc.
(a)
............................. 4,664 310,436
Kohl's Corp. ............................ 4,335 111,670
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 2,424 174,358
56,913,466
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 4,885 379,125
Advanced Drainage Systems, Inc. ............. 2,716 354,221
Allegion PLC ............................ 3,448 427,173
Armstrong World Industries, Inc. ............... 1,782 176,792
Builders FirstSource, Inc.
(a)
.................. 4,897 850,756
Carlisle Companies, Inc. .................... 1,888 593,323
Carrier Global Corp. ....................... 32,929 1,801,546
Fortune Brands Innovations, Inc. .............. 5,059 392,528
Johnson Controls International PLC ............ 26,682 1,405,875
Lennox International, Inc. ................... 1,246 533,487
Masco Corp. ............................ 8,770 590,133
Owens Corning .......................... 3,518 533,083
Simpson Manufacturing Co., Inc. .............. 1,672 302,615
Trane Technologies PLC .................... 8,989 2,265,677
Trex Co., Inc.
(a)
.......................... 4,375 356,475
UFP Industries, Inc. ....................... 2,396 271,826
Zurn Elkay Water Solutions Corp. .............. 5,665 167,967
11,402,602
a
Capital Markets  —  3 .1%
Affiliated Managers Group, Inc. ............... 1,296 192,897
Ameriprise Financial, Inc. ................... 3,973 1,536,876
Ares Management Corp. , Class A .............. 6,653 808,206
Bank of New York Mellon Corp. (The) ........... 30,201 1,674,947
BlackRock, Inc.
(c)
......................... 5,486 4,247,865
Blackstone, Inc. , NVS ...................... 28,004 3,485,098
Blue Owl Capital, Inc. , Class A ................ 15,866 246,558
Carlyle Group, Inc. (The) .................... 8,430 337,369
Cboe Global Markets, Inc. ................... 4,186 769,596
Charles Schwab Corp. (The) ................. 58,536 3,683,085
CME Group, Inc. , Class A ................... 14,130 2,908,519
Coinbase Global, Inc. , Class A
(a)
............... 6,731 862,914
FactSet Research Systems, Inc. ............... 1,512 719,591
Federated Hermes, Inc. , Class B .............. 3,292 115,088
Franklin Resources, Inc. .................... 11,150 296,924
Goldman Sachs Group, Inc. (The) ............. 12,801 4,915,712
Houlihan Lokey, Inc. , Class A ................. 2,095 250,939
Interactive Brokers Group, Inc. , Class A .......... 4,195 372,306
Intercontinental Exchange, Inc. ............... 22,489 2,863,524
Invesco Ltd. ............................ 17,685 279,953
Janus Henderson Group PLC ................ 5,154 148,229
Jefferies Financial Group, Inc. ................ 6,479 264,084
KKR & Co., Inc. .......................... 26,148 2,263,894
Lazard, Inc. ............................ 4,415 172,097
LPL Financial Holdings, Inc. .................. 2,992 715,656
MarketAxess Holdings, Inc. .................. 1,479 333,529
Moody's Corp. ........................... 6,183 2,423,983
Morgan Stanley .......................... 49,595 4,326,668
Security Shares Value
a
Capital Markets (continued)
Morningstar, Inc. ......................... 1,046 $ 292,148
MSCI, Inc. , Class A ....................... 3,103 1,857,518
Nasdaq, Inc. ............................ 13,483 778,913
Northern Trust Corp. ....................... 8,189 652,172
Raymond James Financial, Inc. ............... 7,370 812,027
Robinhood Markets, Inc. , Class A
(a)
............. 19,585 210,343
S&P Global, Inc. ......................... 12,722 5,703,909
SEI Investments Co. ....................... 3,893 246,193
State Street Corp. ........................ 12,157 898,038
Stifel Financial Corp. ...................... 3,923 286,183
T Rowe Price Group, Inc. ................... 8,855 960,325
TPG, Inc. , Class A ........................ 2,514 104,658
Tradeweb Markets, Inc. , Class A ............... 4,593 438,126
Virtu Financial, Inc. , Class A .................. 3,720 62,459
54,519,119
a
Chemicals  —  1 .5%
Air Products and Chemicals, Inc. .............. 8,743 2,235,672
Albemarle Corp. ......................... 4,628 531,017
Arcadium Lithium PLC
(a)
.................... 40,325 197,189
Ashland, Inc. ............................ 2,077 194,449
Axalta Coating Systems Ltd.
(a)
................ 8,721 282,735
Celanese Corp. .......................... 3,880 567,605
CF Industries Holdings, Inc. .................. 7,544 569,647
Chemours Co. (The) ....................... 5,848 176,434
Corteva, Inc. ............................ 27,575 1,254,111
Dow, Inc. .............................. 27,413 1,469,337
DuPont de Nemours, Inc. ................... 16,940 1,046,892
Eastman Chemical Co. ..................... 4,598 384,163
Ecolab, Inc. ............................ 9,950 1,972,289
Element Solutions, Inc. ..................... 8,975 199,514
FMC Corp. ............................. 4,959 278,696
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 55,189 66,779
Huntsman Corp. ......................... 6,840 167,854
International Flavors & Fragrances, Inc. .......... 10,048 810,673
Linde PLC ............................. 19,040 7,707,963
LyondellBasell Industries NV , Class A ........... 10,079 948,635
Mosaic Co. (The) ......................... 12,983 398,708
NewMarket Corp. ......................... 278 155,071
Olin Corp. .............................. 4,948 257,642
PPG Industries, Inc. ....................... 9,243 1,303,633
RPM International, Inc. ..................... 5,075 541,299
Scotts Miracle-Gro Co. (The) , Class A ........... 1,576 88,666
Sherwin-Williams Co. (The) .................. 9,241 2,812,776
Westlake Corp. .......................... 1,252 173,214
26,792,663
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 3,400 2,055,538
Clean Harbors, Inc.
(a)
...................... 1,989 334,073
Copart, Inc.
(a)
........................... 34,423 1,653,681
MSA Safety, Inc. ......................... 1,447 238,798
RB Global, Inc.
(b)
......................... 7,124 455,722
Republic Services, Inc. ..................... 8,073 1,381,452
Rollins, Inc. ............................. 11,011 476,886
Stericycle, Inc.
(a)
......................... 3,636 174,528
Tetra Tech, Inc. .......................... 2,126 336,291
Veralto Corp. ............................ 8,558 656,313
Vestis Corp. ............................ 5,178 110,809
Waste Management, Inc. .................... 14,439 2,680,312
10,554,403
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 9,874 2,554,206
Ciena Corp.
(a) (b)
.......................... 5,848 309,944

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Communications Equipment (continued)
Cisco Systems, Inc. ....................... 159,059 $ 7,981,581
F5, Inc.
(a)
.............................. 2,323 426,735
Juniper Networks, Inc. ..................... 12,569 464,550
Lumentum Holdings, Inc.
(a) (b)
................. 2,723 149,602
Motorola Solutions, Inc. .................... 6,516 2,081,862
Ubiquiti, Inc. ............................ 159 19,993
13,988,473
a
Construction & Engineering  —  0 .2%
AECOM ............................... 5,512 486,103
API Group Corp.
(a)
........................ 8,045 253,578
EMCOR Group, Inc. ....................... 1,882 429,303
MasTec, Inc.
(a)
........................... 2,328 152,880
MDU Resources Group, Inc. ................. 8,000 156,080
Quanta Services, Inc. ...................... 5,690 1,104,144
Valmont Industries, Inc. ..................... 818 184,631
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 7,555 357,352
3,124,071
a
Construction Materials  —  0 .2%
Eagle Materials, Inc. ....................... 1,380 312,266
Martin Marietta Materials, Inc. ................ 2,443 1,242,070
Vulcan Materials Co. ...................... 5,197 1,174,574
2,728,910
a
Consumer Finance  —  0 .5%
Ally Financial, Inc. ........................ 10,825 397,061
American Express Co. ..................... 22,680 4,552,783
Capital One Financial Corp. .................. 14,917 2,018,568
Credit Acceptance Corp.
(a) (b)
.................. 238 128,775
Discover Financial Services .................. 9,769 1,030,825
FirstCash Holdings, Inc. .................... 1,527 175,254
OneMain Holdings, Inc. ..................... 4,808 228,861
SLM Corp. ............................. 8,734 173,632
SoFi Technologies, Inc.
(a) (b)
.................. 37,264 291,777
Synchrony Financial ....................... 16,400 637,468
9,635,004
a
Consumer Staples Distribution & Retail  —  1 .8%
Albertsons Companies, Inc. , Class A ............ 15,804 335,361
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 5,323 342,482
Casey's General Stores, Inc. ................. 1,457 395,371
Costco Wholesale Corp. .................... 17,412 12,099,251
Dollar General Corp. ...................... 8,586 1,133,953
Dollar Tree, Inc.
(a) (b)
....................... 8,219 1,073,566
Kroger Co. (The) ......................... 26,106 1,204,531
Performance Food Group Co.
(a)
............... 6,023 437,752
Sprouts Farmers Market, Inc.
(a)
................ 4,003 201,631
Sysco Corp. ............................ 19,911 1,611,397
Target Corp. ............................ 18,092 2,516,235
U.S. Foods Holding Corp.
(a)
.................. 8,981 413,216
Walgreens Boots Alliance, Inc. ................ 28,025 632,524
Walmart, Inc. ............................ 56,129 9,275,317
31,672,587
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 58,125 548,119
AptarGroup, Inc. ......................... 2,534 329,116
Avery Dennison Corp. ...................... 3,174 633,054
Ball Corp. .............................. 12,526 694,567
Berry Global Group, Inc. .................... 4,609 301,705
Crown Holdings, Inc. ...................... 4,707 416,569
Graphic Packaging Holding Co. ............... 11,967 305,278
International Paper Co. ..................... 13,473 482,738
Packaging Corp. of America ................. 3,577 593,353
Sealed Air Corp. ......................... 5,661 195,587
Security Shares Value
a
Containers & Packaging (continued)
Silgan Holdings, Inc. ....................... 3,214 $ 147,651
Sonoco Products Co. ...................... 3,823 217,529
Westrock Co. ........................... 10,027 403,687
5,268,953
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 5,492 770,143
LKQ Corp. ............................. 10,493 489,709
Pool Corp. ............................. 1,537 570,611
1,830,463
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 8,350 54,526
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 2,275 223,519
Duolingo, Inc. , Class A
(a)
.................... 1,386 247,942
Grand Canyon Education, Inc.
(a)
............... 1,126 147,044
H&R Block, Inc. .......................... 5,560 260,430
Service Corp. International .................. 5,818 390,504
1,323,965
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 8,412 526,412
a
Diversified Telecommunication  —  0 .0%
Liberty Global, Ltd. , Class A
(a)
................ 6,793 133,822
a
Diversified Telecommunication Services  —  0 .7%
AT&T, Inc. .............................. 281,277 4,975,790
Frontier Communications Parent, Inc.
(a) (b)
......... 8,666 213,444
Iridium Communications, Inc. ................. 4,905 177,855
Liberty Global, Ltd. , Class C
(a) (b)
............... 7,516 157,385
Verizon Communications, Inc. ................ 165,275 6,999,396
12,523,870
a
Electric Utilities  —  1 .4%
ALLETE, Inc. ........................... 2,270 134,180
Alliant Energy Corp. ....................... 10,122 492,536
American Electric Power Co., Inc. .............. 20,716 1,618,748
Avangrid, Inc. ........................... 2,723 82,725
Constellation Energy Corp. .................. 12,582 1,535,004
Duke Energy Corp. ....................... 30,295 2,903,170
Edison International ....................... 15,043 1,015,102
Entergy Corp. ........................... 8,285 826,512
Evergy, Inc. ............................. 8,929 453,325
Eversource Energy ....................... 13,856 751,272
Exelon Corp. ............................ 39,376 1,370,678
FirstEnergy Corp. ........................ 20,240 742,403
Hawaiian Electric Industries, Inc. .............. 4,333 56,199
IDACORP, Inc. .......................... 1,948 180,346
NextEra Energy, Inc. ...................... 80,541 4,722,119
NRG Energy, Inc. ......................... 8,823 467,972
OGE Energy Corp. ........................ 7,814 259,737
PG&E Corp. ............................ 84,048 1,417,890
Pinnacle West Capital Corp. ................. 4,382 301,920
PNM Resources, Inc. ...................... 3,436 124,486
Portland General Electric Co. ................. 4,168 170,596
PPL Corp. ............................. 28,819 755,058
Southern Co. (The) ....................... 42,830 2,977,542
Xcel Energy, Inc. ......................... 21,780 1,303,969
24,663,489
a
Electrical Equipment  —  0 .7%
Acuity Brands, Inc. ........................ 1,243 296,033
AMETEK, Inc. ........................... 9,113 1,476,762
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 10,083 19,158
Eaton Corp. PLC ......................... 15,700 3,863,456

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electrical Equipment (continued)
Emerson Electric Co. ...................... 22,397 $ 2,054,477
EnerSys ............................... 1,601 153,007
Fluence Energy, Inc. , Class A
(a)
............... 2,270 45,105
Generac Holdings, Inc.
(a)
.................... 2,353 267,465
Hubbell, Inc. ............................ 2,131 715,100
NEXTracker, Inc. , Class A
(a)
.................. 4,775 216,164
nVent Electric PLC ........................ 6,594 395,904
Plug Power, Inc.
(a) (b)
....................... 20,845 92,760
Regal Rexnord Corp. ...................... 2,654 354,203
Rockwell Automation, Inc. ................... 4,517 1,144,066
Sensata Technologies Holding PLC ............ 5,975 216,116
Shoals Technologies Group, Inc. , Class A
(a) (b)
...... 6,912 91,031
Sunrun, Inc.
(a) (b)
.......................... 8,389 121,473
Vertiv Holdings Co. , Class A ................. 13,729 773,354
12,295,634
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................... 23,577 2,383,635
Arrow Electronics, Inc.
(a)
.................... 2,152 239,195
Avnet, Inc. ............................. 3,681 166,749
CDW Corp. ............................. 5,270 1,194,814
Cognex Corp. ........................... 6,768 244,595
Coherent Corp.
(a)
......................... 5,369 255,242
Corning, Inc. ............................ 30,390 987,371
Crane NXT Co. .......................... 1,833 106,827
IPG Photonics Corp.
(a)
..................... 1,240 121,384
Jabil, Inc. .............................. 5,041 631,587
Keysight Technologies, Inc.
(a)
................. 7,000 1,072,820
Littelfuse, Inc. ........................... 960 232,224
TD SYNNEX Corp. ........................ 2,264 226,355
TE Connectivity Ltd. ....................... 12,243 1,740,832
Teledyne Technologies, Inc.
(a)
................. 1,838 769,148
Trimble, Inc.
(a)
........................... 9,674 492,020
Vontier Corp. ............................ 5,918 204,704
Zebra Technologies Corp. , Class A
(a)
............ 2,001 479,339
11,548,841
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 39,437 1,123,955
ChampionX Corp. ........................ 7,709 211,304
Halliburton Co. .......................... 35,311 1,258,837
Noble Corp. PLC , Class A ................... 4,248 187,464
NOV, Inc. .............................. 15,142 295,420
Schlumberger Ltd. ........................ 56,274 2,740,544
TechnipFMC PLC ........................ 17,010 328,973
Transocean, Ltd.
(a) (b)
....................... 29,694 162,129
6,308,626
a
Entertainment  —  1 .3%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 9,675 39,184
Electronic Arts, Inc. ....................... 9,669 1,330,261
Endeavor Group Holdings, Inc. , Class A .......... 7,372 182,457
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 907 55,408
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 8,135 547,079
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 756 27,844
Liberty Media Corp.-Liberty Live , Series C
(a)
....... 1,794 66,862
Live Nation Entertainment, Inc.
(a) (b)
............. 5,527 491,074
Madison Square Garden Sports Corp. , Class A
(a)
.... 683 126,423
Netflix, Inc.
(a)
............................ 17,224 9,716,230
Playtika Holding Corp.
(a) (b)
................... 2,359 17,032
ROBLOX Corp. , Class A
(a)
................... 19,288 748,567
Roku, Inc. , Class A
(a)
...................... 4,832 425,506
Take-Two Interactive Software, Inc.
(a)
............ 6,176 1,018,608
TKO Group Holdings, Inc. , Class A ............. 2,348 196,504
Security Shares Value
a
Entertainment (continued)
Walt Disney Co. (The) ..................... 71,854 $ 6,901,577
Warner Bros Discovery, Inc. , Series A
(a)
.......... 86,695 868,684
Warner Music Group Corp. , Class A ............ 5,426 197,995
22,957,295
a
Financial Services  —  4 .3%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 8,784 355,840
Apollo Global Management, Inc. ............... 17,259 1,732,804
Berkshire Hathaway, Inc. , Class B
(a)
............ 71,517 27,443,934
Block, Inc. , Class A
(a)
...................... 21,974 1,428,530
Equitable Holdings, Inc. .................... 12,390 405,029
Essent Group Ltd. ........................ 4,375 241,325
Euronet Worldwide, Inc.
(a)
................... 1,832 182,559
Fidelity National Information Services, Inc. ........ 23,386 1,456,012
Fiserv, Inc.
(a)
............................ 23,644 3,354,374
FleetCor Technologies, Inc.
(a)
................. 2,843 824,271
Global Payments, Inc. ..................... 10,322 1,375,200
Jack Henry & Associates, Inc. ................ 2,861 474,440
Marqeta, Inc. , Class A
(a)
.................... 16,674 100,211
Mastercard, Inc. , Class A .................... 32,558 14,626,030
MGIC Investment Corp. .................... 11,076 219,748
NCR Atleos Corp.
(a)
....................... 2,778 62,199
PayPal Holdings, Inc.
(a)
..................... 42,474 2,605,780
Radian Group, Inc. ........................ 5,972 173,068
Rocket Companies, Inc. , Class A
(a)
............. 5,328 65,588
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 2,359 169,400
Toast, Inc. , Class A
(a)
...................... 15,253 271,046
UWM Holdings Corp. , Class A ................ 4,970 33,299
Visa, Inc. , Class A
(b)
....................... 62,661 17,122,745
Voya Financial, Inc. ....................... 4,255 307,934
Western Union Co. (The) ................... 12,126 152,424
WEX, Inc.
(a)
............................. 1,719 351,346
75,535,136
a
Food Products  —  0 .8%
Archer-Daniels-Midland Co. .................. 21,026 1,168,625
Bunge Global SA ......................... 5,698 501,937
Campbell Soup Co. ....................... 7,905 352,800
Conagra Brands, Inc. ...................... 18,714 545,513
Darling Ingredients, Inc.
(a)
................... 6,196 268,287
Flowers Foods, Inc. ....................... 7,392 168,538
General Mills, Inc. ........................ 22,788 1,479,169
Hershey Co. (The) ........................ 5,876 1,137,241
Hormel Foods Corp. ....................... 11,248 341,602
Ingredion, Inc. ........................... 2,626 282,479
J M Smucker Co. (The) ..................... 4,177 549,484
Kellanova .............................. 10,495 574,706
Kraft Heinz Co. (The) ...................... 31,364 1,164,545
Lamb Weston Holdings, Inc. ................. 5,668 580,630
Lancaster Colony Corp. .................... 792 145,554
McCormick & Co., Inc. , NVS ................. 9,920 676,147
Mondelez International, Inc. , Class A ............ 53,504 4,027,246
Pilgrim's Pride Corp.
(a)
..................... 1,336 36,299
Post Holdings, Inc.
(a)
....................... 1,938 179,982
Seaboard Corp. .......................... 10 36,030
Tyson Foods, Inc. , Class A .................. 11,145 610,300
WK Kellogg Co .......................... 2,545 33,060
14,860,174
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 5,824 663,587
National Fuel Gas Co. ..................... 3,724 175,624
New Jersey Resources Corp. ................. 3,870 158,012
ONE Gas, Inc. ........................... 2,248 137,960
Southwest Gas Holdings, Inc. ................ 2,338 137,194

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Gas Utilities (continued)
Spire, Inc. .............................. 2,011 $ 114,164
UGI Corp. .............................. 8,311 184,005
1,570,546
a
Ground Transportation  —  1 .1%
Avis Budget Group, Inc.
(b)
................... 774 126,712
CSX Corp. ............................. 77,854 2,779,388
Hertz Global Holdings, Inc.
(a) (b)
................ 4,947 41,307
JB Hunt Transport Services, Inc. .............. 3,224 647,959
Knight-Swift Transportation Holdings, Inc. , Class A .. 6,383 366,257
Landstar System, Inc. ...................... 1,376 263,807
Lyft, Inc. , Class A
(a)
........................ 14,045 175,422
Norfolk Southern Corp. ..................... 8,848 2,081,403
Old Dominion Freight Line, Inc. ............... 3,510 1,372,480
Saia, Inc.
(a)
............................. 1,058 476,714
Uber Technologies, Inc.
(a)
................... 80,787 5,272,967
U-Haul Holding Co.
(a)
...................... 392 25,974
U-Haul Holding Co. , Series N , NVS ............. 3,876 247,560
Union Pacific Corp. ....................... 23,974 5,847,978
XPO, Inc.
(a) (b)
............................ 4,472 382,088
20,108,016
a
Health Care Equipment & Supplies  —  2 .5%
Abbott Laboratories ....................... 68,301 7,728,258
Align Technology, Inc.
(a)
..................... 2,777 742,348
Baxter International, Inc. .................... 19,843 767,726
Becton Dickinson & Co. .................... 11,379 2,717,419
Boston Scientific Corp.
(a)
.................... 57,427 3,632,832
Cooper Companies, Inc. (The) ................ 1,943 724,797
Dentsply Sirona, Inc. ...................... 8,632 299,962
Dexcom, Inc.
(a)
.......................... 15,173 1,841,244
Edwards Lifesciences Corp.
(a)
................ 23,779 1,865,938
Enovis Corp.
(a)
........................... 1,889 110,884
Envista Holdings Corp.
(a)
.................... 6,583 154,701
GE HealthCare Technologies, Inc. ............. 15,326 1,124,315
Globus Medical, Inc. , Class A
(a)
............... 4,559 240,670
Haemonetics Corp.
(a)
...................... 1,955 149,479
Hologic, Inc.
(a)
........................... 9,731 724,376
ICU Medical, Inc.
(a)
........................ 828 75,787
IDEXX Laboratories, Inc.
(a)
................... 3,256 1,677,100
Inspire Medical Systems, Inc.
(a) (b)
.............. 1,150 242,501
Insulet Corp.
(a)
........................... 2,713 517,830
Integra LifeSciences Holdings Corp.
(a)
........... 2,776 111,456
Intuitive Surgical, Inc.
(a)
..................... 13,864 5,243,642
Masimo Corp.
(a)
.......................... 1,719 221,648
Medtronic PLC .......................... 52,359 4,583,507
Novocure Ltd.
(a)
.......................... 3,563 49,597
Penumbra, Inc.
(a)
......................... 1,555 392,155
QuidelOrtho Corp.
(a)
....................... 1,890 129,484
ResMed, Inc. ........................... 5,834 1,109,627
Shockwave Medical, Inc.
(a)
................... 1,420 321,275
STERIS PLC ............................ 3,888 851,278
Stryker Corp. ........................... 13,320 4,468,594
Teleflex, Inc. ............................ 1,827 443,650
Zimmer Biomet Holdings, Inc. ................ 8,159 1,024,770
44,288,850
a
Health Care Providers & Services  —  2 .6%
Acadia Healthcare Co., Inc.
(a)
................. 3,714 305,068
agilon health, Inc.
(a) (b)
...................... 11,426 67,299
Amedisys, Inc.
(a)
......................... 1,270 119,723
Cardinal Health, Inc. ....................... 9,709 1,060,126
Cencora, Inc. ........................... 6,538 1,521,262
Centene Corp.
(a)
......................... 20,978 1,579,853
Chemed Corp. ........................... 598 354,488
Security Shares Value
a
Health Care Providers & Services (continued)
Cigna Group (The) ........................ 11,527 $ 3,469,051
CVS Health Corp. ........................ 50,367 3,745,794
DaVita, Inc.
(a)
............................ 2,168 234,491
Elevance Health, Inc. ...................... 9,240 4,559,386
Encompass Health Corp. ................... 3,958 281,176
Guardant Health, Inc.
(a)
..................... 4,503 98,751
HCA Healthcare, Inc. ...................... 7,801 2,378,525
HealthEquity, Inc.
(a)
........................ 3,445 260,373
Henry Schein, Inc.
(a)
....................... 5,114 382,732
Humana, Inc. ........................... 4,822 1,823,005
Laboratory Corp. of America Holdings ........... 3,344 743,371
McKesson Corp. ......................... 5,241 2,619,923
Molina Healthcare, Inc.
(a)
.................... 2,297 818,743
Option Care Health, Inc.
(a)
................... 7,053 220,336
Premier, Inc. , Class A ...................... 4,703 101,679
Quest Diagnostics, Inc. ..................... 4,472 574,339
R1 RCM, Inc.
(a)
.......................... 7,722 79,073
Tenet Healthcare Corp.
(a)
.................... 3,998 330,795
UnitedHealth Group, Inc. .................... 36,356 18,604,819
Universal Health Services, Inc. , Class B ......... 2,368 376,062
46,710,243
a
Health Care REITs  —  0 .2%
Healthcare Realty Trust, Inc. , Class A ........... 14,611 235,383
Healthpeak Properties, Inc. .................. 21,439 396,621
Medical Properties Trust, Inc. ................. 22,886 70,947
Omega Healthcare Investors, Inc. .............. 9,626 279,154
Physicians Realty Trust ..................... 8,941 109,438
Sabra Health Care REIT, Inc. ................. 9,363 124,902
Ventas, Inc. ............................ 15,776 731,849
Welltower, Inc. ........................... 21,706 1,877,786
3,826,080
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a) (b)
................... 4,759 128,255
Teladoc Health, Inc.
(a) (b)
..................... 6,134 119,184
Veeva Systems, Inc. , Class A
(a)
............... 5,711 1,184,518
1,431,957
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 28,048 539,083
a
Hotels, Restaurants & Leisure  —  2 .2%
Airbnb, Inc. , Class A
(a)
...................... 17,126 2,468,542
Aramark ............................... 10,354 301,094
Booking Holdings, Inc.
(a)
.................... 1,370 4,805,234
Boyd Gaming Corp. ....................... 2,786 176,883
Caesars Entertainment, Inc.
(a)
................ 8,498 372,807
Carnival Corp.
(a)
.......................... 39,191 649,787
Chipotle Mexican Grill, Inc.
(a)
................. 1,075 2,589,428
Choice Hotels International, Inc. ............... 989 119,788
Churchill Downs, Inc. ...................... 2,736 330,974
Darden Restaurants, Inc. ................... 4,764 774,531
Domino's Pizza, Inc. ....................... 1,371 584,348
DoorDash, Inc. , Class A
(a)
................... 11,976 1,247,899
DraftKings, Inc. , Class A
(a)
................... 18,570 725,158
Dutch Bros, Inc. , Class A
(a)
.................. 2,041 54,801
Expedia Group, Inc.
(a)
...................... 5,253 779,177
Hilton Worldwide Holdings, Inc. ............... 10,103 1,929,269
Hyatt Hotels Corp. , Class A .................. 1,742 223,621
Las Vegas Sands Corp. .................... 14,491 708,900
Light & Wonder, Inc.
(a)
...................... 3,471 278,999
Marriott International, Inc. , Class A ............. 9,718 2,329,696
Marriott Vacations Worldwide Corp. ............. 1,331 111,658
McDonald's Corp. ........................ 28,483 8,337,544

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
MGM Resorts International .................. 10,609 $ 460,112
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 16,908 300,962
Penn Entertainment, Inc.
(a)
................... 5,863 132,211
Planet Fitness, Inc. , Class A
(a)
................ 3,446 233,501
Royal Caribbean Cruises Ltd.
(a)
............... 9,243 1,178,482
Starbucks Corp. .......................... 44,869 4,174,163
Texas Roadhouse, Inc. ..................... 2,563 322,220
Vail Resorts, Inc. ......................... 1,512 335,664
Wendy's Co. (The) ........................ 6,462 123,295
Wyndham Hotels & Resorts, Inc. .............. 3,164 246,570
Wynn Resorts Ltd. ........................ 3,797 358,551
Yum! Brands, Inc. ........................ 11,038 1,429,311
39,195,180
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 11,822 1,689,482
Garmin Ltd. ............................. 6,040 721,720
Helen of Troy Ltd.
(a)
....................... 945 108,203
Leggett & Platt, Inc. ....................... 5,295 122,897
Lennar Corp. , Class A ...................... 9,882 1,480,818
Lennar Corp. , Class B ..................... 481 66,739
Mohawk Industries, Inc.
(a)
................... 2,132 222,261
Newell Brands, Inc. ....................... 14,520 120,806
NVR, Inc.
(a)
............................. 124 877,336
PulteGroup, Inc. ......................... 8,435 881,964
SharkNinja, Inc. .......................... 1,960 91,571
Tempur Sealy International, Inc. ............... 6,788 338,653
Toll Brothers, Inc. ......................... 4,289 426,112
TopBuild Corp.
(a)
......................... 1,270 468,795
Whirlpool Corp. .......................... 2,120 232,182
7,849,539
a
Household Products  —  1 .2%
Church & Dwight Co., Inc. ................... 9,690 967,546
Clorox Co. (The) ......................... 4,826 700,976
Colgate-Palmolive Co. ..................... 32,423 2,730,017
Kimberly-Clark Corp. ...................... 13,315 1,610,716
Procter & Gamble Co. (The) ................. 92,669 14,562,007
Reynolds Consumer Products, Inc. ............. 2,324 63,143
20,634,405
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 26,148 436,148
Clearway Energy, Inc. , Class A ................ 1,336 30,007
Clearway Energy, Inc. , Class C ............... 3,117 75,556
Vistra Corp. ............................ 13,240 543,237
1,084,948
a
Industrial Conglomerates  —  0 .7%
3M Co. ................................ 21,756 2,052,679
General Electric Co. ....................... 42,821 5,670,357
Honeywell International, Inc. ................. 25,886 5,235,702
12,958,738
a
Industrial REITs  —  0 .4%
Americold Realty Trust, Inc. .................. 10,499 288,722
EastGroup Properties, Inc. .................. 1,809 320,971
First Industrial Realty Trust, Inc. ............... 5,229 269,398
LXP Industrial Trust ....................... 10,909 99,163
Prologis, Inc. ............................ 36,269 4,594,920
Rexford Industrial Realty, Inc. ................ 8,202 431,343
STAG Industrial, Inc. ...................... 7,168 264,786
6,269,303
a
Security Shares Value
a
Insurance  —  2 .3%
Aflac, Inc. .............................. 20,950 $ 1,766,923
Allstate Corp. (The) ....................... 10,319 1,602,025
American Financial Group, Inc. ............... 2,548 306,779
American International Group, Inc. ............. 27,657 1,922,438
Aon PLC , Class A ........................ 7,887 2,353,718
Arch Capital Group Ltd.
(a)
................... 14,595 1,203,066
Arthur J Gallagher & Co. .................... 8,468 1,965,931
Assurant, Inc. ........................... 2,043 343,122
Axis Capital Holdings Ltd. ................... 3,142 187,012
Brighthouse Financial, Inc.
(a)
................. 2,395 123,989
Brown & Brown, Inc. ....................... 9,250 717,430
Chubb Ltd. ............................. 16,066 3,936,170
Cincinnati Financial Corp. ................... 6,185 685,298
CNA Financial Corp. ....................... 1,048 46,185
Enstar Group Ltd.
(a)
....................... 500 133,445
Erie Indemnity Co. , Class A , NVS .............. 982 339,605
Everest Group Ltd. ........................ 1,717 660,994
F&G Annuities & Life, Inc. ................... 729 32,688
Fidelity National Financial, Inc. ................ 10,098 512,407
First American Financial Corp. ................ 3,915 236,270
Globe Life, Inc. .......................... 3,402 417,834
Hanover Insurance Group, Inc. (The) ........... 1,407 185,738
Hartford Financial Services Group, Inc. (The) ...... 11,778 1,024,215
Kemper Corp. ........................... 2,239 134,340
Kinsale Capital Group, Inc. .................. 863 343,103
Lincoln National Corp. ..................... 6,391 175,433
Loews Corp. ............................ 7,253 528,454
Markel Group, Inc.
(a)
....................... 517 774,171
Marsh & McLennan Companies, Inc. ............ 19,425 3,765,342
MetLife, Inc. ............................ 24,495 1,697,993
Old Republic International Corp. ............... 10,174 285,279
Primerica, Inc. ........................... 1,363 319,160
Principal Financial Group, Inc. ................ 8,703 688,407
Progressive Corp. (The) .................... 22,969 4,094,224
Prudential Financial, Inc. .................... 14,197 1,489,691
Reinsurance Group of America, Inc. ............ 2,640 459,070
RenaissanceRe Holdings Ltd. ................ 2,039 466,584
RLI Corp. .............................. 1,600 218,192
Ryan Specialty Holdings, Inc. , Class A
(a) (b)
........ 3,926 170,074
Selective Insurance Group, Inc. ............... 2,329 244,219
Travelers Companies, Inc. (The) ............... 8,957 1,893,152
Unum Group ............................ 7,313 353,511
W R Berkley Corp. ........................ 7,915 648,080
White Mountains Insurance Group Ltd. .......... 102 160,749
Willis Towers Watson PLC ................... 4,041 995,298
40,607,808
a
Interactive Media & Services  —  5 .5%
Alphabet, Inc. , Class A
(a)
.................... 232,619 32,589,922
Alphabet, Inc. , Class C , NVS
(a)
................ 195,779 27,761,462
Bumble, Inc. , Class A
(a)
..................... 3,992 54,770
IAC, Inc.
(a)
.............................. 2,689 135,015
Match Group, Inc.
(a)
....................... 10,538 404,448
Meta Platforms, Inc. , Class A
(a)
................ 87,246 34,038,154
Pinterest, Inc. , Class A
(a)
.................... 23,097 865,445
Snap, Inc. , Class A , NVS
(a)
.................. 40,141 637,840
Ziff Davis, Inc.
(a) (b)
......................... 1,857 125,162
ZoomInfo Technologies, Inc.
(a)
................ 11,966 191,935
96,804,153
a
IT Services  —  1 .5%
Accenture PLC , Class A .................... 24,693 8,985,289
Akamai Technologies, Inc.
(a)
.................. 5,965 735,067
Amdocs Ltd. ............................ 4,734 434,013
Cloudflare, Inc. , Class A
(a)
................... 11,545 912,632

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
IT Services (continued)
Cognizant Technology Solutions Corp. , Class A ..... 19,691 $ 1,518,570
DXC Technology Co.
(a)
..................... 7,973 173,811
EPAM Systems, Inc.
(a)
...................... 2,272 631,866
Gartner, Inc.
(a)
........................... 3,070 1,404,341
GoDaddy, Inc. , Class A
(a)
.................... 5,547 591,643
International Business Machines Corp. .......... 35,858 6,585,680
MongoDB, Inc. , Class A
(a)
................... 2,790 1,117,451
Okta, Inc. , Class A
(a)
....................... 6,158 508,959
Snowflake, Inc. , Class A
(a)
................... 12,988 2,540,972
Squarespace, Inc. , Class A
(a)
................. 2,287 70,897
Twilio, Inc. , Class A
(a)
...................... 7,172 504,407
VeriSign, Inc.
(a)
.......................... 3,468 689,716
27,405,314
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 2,644 213,318
Hasbro, Inc. ............................ 5,126 250,918
Mattel, Inc.
(a)
............................ 13,635 243,930
Peloton Interactive, Inc. , Class A
(a) (b)
............ 12,636 70,256
Polaris, Inc. ............................. 2,134 191,974
Topgolf Callaway Brands Corp.
(a) (b)
............. 5,387 70,947
YETI Holdings, Inc.
(a) (b)
..................... 3,368 148,091
1,189,434
a
Life Sciences Tools & Services  —  1 .4%
10X Genomics, Inc. , Class A
(a)
................ 4,278 178,264
Agilent Technologies, Inc. ................... 11,568 1,504,997
Avantor, Inc.
(a)
........................... 27,009 620,937
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 857 275,003
Bio-Techne Corp. ......................... 6,322 444,563
Bruker Corp. ............................ 3,653 261,226
Charles River Laboratories International, Inc.
(a)
..... 1,997 431,911
Danaher Corp. .......................... 25,825 6,195,676
Illumina, Inc.
(a)
........................... 6,224 890,094
IQVIA Holdings, Inc.
(a)
...................... 7,182 1,495,508
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 4,198 24,348
Medpace Holdings, Inc.
(a) (b)
.................. 911 265,629
Mettler-Toledo International, Inc.
(a)
............. 851 1,018,809
Repligen Corp.
(a)
......................... 2,032 384,861
Revvity, Inc. ............................ 4,803 514,785
Sotera Health Co.
(a) (b)
...................... 3,808 56,054
Thermo Fisher Scientific, Inc. ................. 15,173 8,177,944
Waters Corp.
(a)
.......................... 2,309 733,592
West Pharmaceutical Services, Inc. ............ 2,888 1,077,311
24,551,512
a
Machinery  —  1 .9%
AGCO Corp. ............................ 2,480 303,378
Allison Transmission Holdings, Inc. ............. 3,531 213,767
Caterpillar, Inc. .......................... 20,060 6,024,219
Chart Industries, Inc.
(a)
..................... 1,634 190,720
CNH Industrial N.V. ....................... 38,204 458,448
Crane Co. .............................. 1,994 247,475
Cummins, Inc. ........................... 5,569 1,332,662
Deere & Co. ............................ 10,506 4,134,951
Donaldson Co., Inc. ....................... 4,707 304,025
Dover Corp. ............................ 5,439 814,653
Flowserve Corp. ......................... 5,214 208,195
Fortive Corp. ............................ 13,793 1,078,337
Gates Industrial Corp. PLC
(a)
................. 5,807 74,794
Graco, Inc. ............................. 6,625 565,112
IDEX Corp. ............................. 2,966 627,309
Illinois Tool Works, Inc. ..................... 10,752 2,805,197
Ingersoll Rand, Inc. ....................... 15,860 1,266,580
ITT, Inc. ............................... 3,175 383,476
Security Shares Value
a
Machinery (continued)
Lincoln Electric Holdings, Inc. ................ 2,277 $ 505,995
Middleby Corp. (The)
(a)
..................... 2,089 294,695
Nordson Corp. ........................... 2,117 532,891
Oshkosh Corp. .......................... 2,637 290,334
Otis Worldwide Corp. ...................... 16,046 1,419,108
PACCAR, Inc. ........................... 20,640 2,072,050
Parker-Hannifin Corp. ...................... 5,052 2,346,654
Pentair PLC ............................ 6,387 467,337
RBC Bearings, Inc.
(a) (b)
..................... 1,156 310,432
Snap-on, Inc. ........................... 2,091 606,244
Stanley Black & Decker, Inc. ................. 6,019 561,573
Timken Co. (The) ......................... 2,588 211,983
Toro Co. (The) ........................... 4,124 381,388
Westinghouse Air Brake Technologies Corp. ....... 7,108 935,200
Xylem, Inc. ............................. 9,527 1,071,216
33,040,398
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 2,352 185,008
a
Media  —  0 .8%
Cable One, Inc. .......................... 187 102,650
Charter Communications, Inc. , Class A
(a)
......... 3,949 1,463,934
Comcast Corp. , Class A .................... 157,690 7,338,893
Fox Corp. , Class A , NVS .................... 9,950 321,385
Fox Corp. , Class B ........................ 4,955 148,699
Interpublic Group of Companies, Inc. (The) ....... 15,130 499,139
Liberty Broadband Corp. , Class A
(a)
............. 666 51,828
Liberty Broadband Corp. , Class C , NVS
(a)
........ 4,460 349,887
Liberty Media Corp.-Liberty SiriusXM , Series A
(a) (b)
... 2,895 87,979
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
5,788 175,724
New York Times Co. (The) , Class A ............. 6,436 312,532
News Corp. , Class A , NVS .................. 15,200 374,528
News Corp. , Class B ...................... 4,585 117,238
Nexstar Media Group, Inc. ................... 1,308 232,445
Omnicom Group, Inc. ...................... 7,748 700,264
Paramount Global , Class A
(b)
................. 352 8,212
Paramount Global , Class B , NVS .............. 19,585 285,745
Sirius XM Holdings, Inc.
(b)
................... 27,250 138,702
TEGNA, Inc. ............................ 7,905 123,239
Trade Desk, Inc. (The) , Class A
(a)
.............. 17,462 1,194,925
14,027,948
a
Metals & Mining  —  0 .5%
Alcoa Corp. ............................. 6,874 204,501
AngloGold Ashanti PLC
(a) (b)
.................. 16,531 291,276
Cleveland-Cliffs, Inc.
(a)
..................... 20,112 403,246
Commercial Metals Co. ..................... 4,539 237,027
Freeport-McMoRan, Inc. .................... 56,340 2,236,135
MP Materials Corp. , Class A
(a)
................ 5,643 89,216
Newmont Corp. .......................... 45,172 1,558,886
Nucor Corp. ............................ 9,652 1,804,248
Reliance Steel & Aluminum Co. ............... 2,239 639,055
Royal Gold, Inc. .......................... 2,562 293,067
Steel Dynamics, Inc. ....................... 5,967 720,157
United States Steel Corp. ................... 8,658 407,099
8,883,913
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 26,438 250,632
Annaly Capital Management, Inc. .............. 19,355 371,422
Blackstone Mortgage Trust, Inc. , Class A
(b)
........ 7,125 140,647
Rithm Capital Corp. ....................... 19,835 212,235
Starwood Property Trust, Inc. ................. 12,084 245,668
1,220,604
a

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Multi-Utilities  —  0 .6%
Ameren Corp. ........................... 10,296 $ 716,293
Avista Corp. ............................ 2,687 91,385
Black Hills Corp. ......................... 2,585 133,799
CenterPoint Energy, Inc. .................... 24,570 686,486
CMS Energy Corp. ........................ 11,376 650,252
Consolidated Edison, Inc. ................... 13,592 1,235,513
Dominion Energy, Inc. ...................... 32,994 1,508,486
DTE Energy Co. ......................... 8,078 851,583
NiSource, Inc. ........................... 16,194 420,558
Northwestern Energy Group, Inc. .............. 2,300 110,676
Public Service Enterprise Group, Inc. ........... 19,777 1,146,868
Sempra ............................... 24,716 1,768,677
WEC Energy Group, Inc. .................... 12,512 1,010,469
10,331,045
a
Office REITs  —  0 .1%
Alexandria Real Estate Equities, Inc. ............ 6,173 746,316
Boston Properties, Inc. ..................... 5,718 380,247
COPT Defense Properties ................... 4,234 99,753
Cousins Properties, Inc. .................... 5,825 133,451
Douglas Emmett, Inc. ...................... 6,627 89,796
JBG SMITH Properties ..................... 3,334 53,344
Kilroy Realty Corp. ........................ 4,153 148,511
Net Lease Office Properties .................. 577 14,298
Vornado Realty Trust ...................... 6,224 169,230
1,834,946
a
Oil, Gas & Consumable Fuels  —  3 .5%
Antero Resources Corp.
(a)
................... 10,948 244,578
APA Corp. ............................. 12,098 379,030
Cheniere Energy, Inc. ...................... 9,323 1,528,879
Chesapeake Energy Corp. .................. 4,411 340,132
Chevron Corp. ........................... 69,066 10,182,400
Chord Energy Corp. ....................... 1,630 250,629
Civitas Resources, Inc. ..................... 3,347 216,919
ConocoPhillips .......................... 46,625 5,215,939
Coterra Energy, Inc. ....................... 29,689 738,662
Devon Energy Corp. ....................... 25,151 1,056,845
Diamondback Energy, Inc. ................... 7,014 1,078,332
DT Midstream, Inc. ........................ 3,773 202,572
EOG Resources, Inc. ...................... 22,838 2,598,736
EQT Corp. ............................. 16,204 573,622
Equitrans Midstream Corp. .................. 17,746 180,832
Exxon Mobil Corp. ........................ 157,479 16,190,416
Hess Corp. ............................. 10,835 1,522,643
HF Sinclair Corp. ......................... 6,283 354,927
Kinder Morgan, Inc. , Class P ................. 76,028 1,286,394
Marathon Oil Corp. ........................ 22,983 525,161
Marathon Petroleum Corp. .................. 14,958 2,477,045
Matador Resources Co. .................... 4,358 239,211
Murphy Oil Corp. ......................... 5,819 225,195
New Fortress Energy, Inc. , Class A
(b)
............ 2,572 85,468
Occidental Petroleum Corp. .................. 26,031 1,498,605
ONEOK, Inc. ............................ 22,838 1,558,693
Ovintiv, Inc. ............................. 9,952 422,164
Permian Resources Corp. , Class A ............. 16,322 220,021
Phillips 66 .............................. 17,277 2,493,244
Pioneer Natural Resources Co. ............... 9,148 2,102,485
Range Resources Corp. .................... 9,635 279,800
Southwestern Energy Co.
(a)
.................. 43,327 279,459
Targa Resources Corp. ..................... 8,693 738,557
Texas Pacific Land Corp. .................... 246 359,487
Valero Energy Corp. ....................... 13,413 1,863,066
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Williams Companies, Inc. (The) ............... 48,015 $ 1,664,200
61,174,348
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 2,518 167,573
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 4,932 176,714
American Airlines Group, Inc.
(a)
................ 25,963 369,453
Delta Air Lines, Inc. ....................... 25,463 996,622
Joby Aviation, Inc.
(a) (b)
...................... 14,197 77,516
Southwest Airlines Co. ..................... 23,162 692,312
United Airlines Holdings, Inc.
(a)
................ 12,811 530,119
2,842,736
a
Personal Care Products  —  0 .2%
Coty, Inc. , Class A
(a)
....................... 15,134 182,819
elf Beauty, Inc.
(a)
......................... 2,136 340,756
Estee Lauder Companies, Inc. (The) , Class A ...... 9,144 1,206,916
Kenvue, Inc. ............................ 67,967 1,410,995
3,141,486
a
Pharmaceuticals  —  3 .5%
Bristol-Myers Squibb Co. .................... 79,821 3,900,852
Catalent, Inc.
(a)
.......................... 7,123 367,832
Elanco Animal Health, Inc.
(a)
.................. 20,011 294,962
Eli Lilly & Co. ........................... 31,344 20,236,000
Jazz Pharmaceuticals PLC
(a)
................. 2,440 299,437
Johnson & Johnson ....................... 94,643 15,038,773
Merck & Co., Inc. ......................... 99,657 12,036,572
Organon & Co. .......................... 9,895 164,752
Perrigo Co. PLC ......................... 5,334 171,115
Pfizer, Inc. ............................. 221,727 6,004,367
Royalty Pharma PLC , Class A ................ 14,766 419,207
Viatris, Inc. ............................. 47,261 556,262
Zoetis, Inc. , Class A ....................... 18,056 3,391,097
62,881,228
a
Professional Services  —  0 .9%
Alight, Inc. , Class A
(a)
...................... 14,914 133,033
ASGN, Inc.
(a)
............................ 1,830 169,861
Automatic Data Processing, Inc. ............... 16,152 3,969,839
Booz Allen Hamilton Holding Corp. , Class A ....... 5,059 712,155
Broadridge Financial Solutions, Inc. ............ 4,584 936,053
CACI International, Inc. , Class A
(a)
............. 853 293,202
Clarivate PLC
(a) (b)
......................... 16,756 149,799
Concentrix Corp. ......................... 1,862 165,476
Dayforce, Inc.
(a) (b)
......................... 6,190 430,329
Dun & Bradstreet Holdings, Inc. ............... 9,924 115,019
Equifax, Inc. ............................ 4,836 1,181,628
FTI Consulting, Inc.
(a) (b)
..................... 1,422 272,469
Genpact Ltd. ............................ 6,647 238,627
Insperity, Inc. ............................ 1,393 159,763
Jacobs Solutions, Inc. ...................... 4,908 661,451
KBR, Inc. .............................. 5,381 280,404
Leidos Holdings, Inc. ...................... 5,456 602,724
ManpowerGroup, Inc. ...................... 1,928 142,942
Maximus, Inc. ........................... 2,467 200,123
Paychex, Inc. ........................... 12,574 1,530,633
Paycom Software, Inc. ..................... 1,948 370,587
Paylocity Holding Corp.
(a)
................... 1,688 267,396
Robert Half, Inc. ......................... 4,076 324,205
Science Applications International Corp. ......... 2,129 271,788
SS&C Technologies Holdings, Inc. ............. 8,497 518,487
TransUnion ............................. 7,688 531,933
TriNet Group, Inc.
(a) (b)
...................... 1,251 142,239

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Professional Services (continued)
Verisk Analytics, Inc. ....................... 5,675 $ 1,370,683
16,142,848
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 11,969 1,033,044
CoStar Group, Inc.
(a)
....................... 16,026 1,337,851
Howard Hughes Holdings, Inc.
(a)
............... 1,393 111,551
Jones Lang LaSalle, Inc.
(a)
................... 1,865 330,217
Opendoor Technologies, Inc.
(a)
................ 24,500 83,790
Zillow Group, Inc. , Class A
(a)
................. 1,934 106,544
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 6,184 351,499
3,354,496
a
Residential REITs  —  0 .4%
American Homes 4 Rent , Class A .............. 12,316 431,676
Apartment Income REIT Corp. ................ 5,834 190,713
AvalonBay Communities, Inc. ................ 5,563 995,833
Camden Property Trust ..................... 4,159 390,281
Equity LifeStyle Properties, Inc. ............... 7,307 494,611
Equity Residential ........................ 13,617 819,607
Essex Property Trust, Inc. ................... 2,548 594,372
Invitation Homes, Inc. ...................... 22,545 742,407
Mid-America Apartment Communities, Inc. ........ 4,611 582,738
Sun Communities, Inc. ..................... 4,947 620,106
UDR, Inc. .............................. 11,790 424,676
6,287,020
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 3,971 236,711
Brixmor Property Group, Inc. ................. 11,687 262,256
Federal Realty Investment Trust ............... 2,892 294,203
Kimco Realty Corp. ....................... 26,113 527,483
NNN REIT, Inc. .......................... 7,048 284,316
Realty Income Corp. ....................... 32,745 1,781,001
Regency Centers Corp. .................... 6,452 404,347
Simon Property Group, Inc. .................. 12,789 1,772,683
5,563,000
a
Semiconductors & Semiconductor Equipment  —  8 .2%
Advanced Micro Devices, Inc.
(a)
............... 63,550 10,656,700
Allegro MicroSystems, Inc.
(a)
................. 2,648 68,689
Amkor Technology, Inc. ..................... 3,855 122,049
Analog Devices, Inc. ....................... 19,568 3,764,101
Applied Materials, Inc. ..................... 32,851 5,397,419
Axcelis Technologies, Inc.
(a)
.................. 1,288 167,504
Broadcom, Inc. .......................... 17,254 20,359,720
Cirrus Logic, Inc.
(a)
........................ 2,237 172,696
Enphase Energy, Inc.
(a)
..................... 5,395 561,781
Entegris, Inc. ............................ 5,905 695,019
First Solar, Inc.
(a) (b)
........................ 4,190 612,997
GlobalFoundries, Inc.
(a) (b)
.................... 3,246 178,465
Intel Corp. ............................. 165,557 7,132,196
KLA Corp. .............................. 5,332 3,167,421
Lam Research Corp. ...................... 5,190 4,282,632
Lattice Semiconductor Corp.
(a)
................ 5,422 329,983
Marvell Technology, Inc. .................... 33,989 2,301,055
Microchip Technology, Inc. ................... 21,353 1,818,849
Micron Technology, Inc. ..................... 43,117 3,697,283
MKS Instruments, Inc. ..................... 2,507 266,870
Monolithic Power Systems, Inc. ............... 1,875 1,130,100
NVIDIA Corp. ........................... 97,089 59,735,949
NXP Semiconductors NV ................... 10,110 2,128,863
ON Semiconductor Corp.
(a)
.................. 16,954 1,205,938
Power Integrations, Inc. .................... 2,169 162,588
Qorvo, Inc.
(a)
............................ 3,817 380,708
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. ........................ 43,707 $ 6,490,927
Rambus, Inc.
(a)
.......................... 4,281 293,377
Silicon Laboratories, Inc.
(a) (b)
.................. 1,248 153,953
Skyworks Solutions, Inc. .................... 6,209 648,592
SolarEdge Technologies, Inc.
(a)
................ 2,195 145,968
Teradyne, Inc. ........................... 6,099 589,102
Texas Instruments, Inc. ..................... 35,712 5,718,206
Universal Display Corp. .................... 1,677 284,704
Wolfspeed, Inc.
(a)
......................... 4,766 155,133
144,977,537
a
Software  —  11 .3%
Adobe, Inc.
(a)
............................ 17,880 11,045,906
Alteryx, Inc. , Class A
(a) (b)
.................... 2,722 129,186
ANSYS, Inc.
(a)
........................... 3,422 1,121,834
Appfolio, Inc. , Class A
(a)
.................... 770 168,830
Appian Corp. , Class A
(a)
.................... 1,524 49,728
AppLovin Corp. , Class A
(a)
................... 5,159 212,190
Asana, Inc. , Class A
(a) (b)
..................... 3,005 52,347
Aspen Technology, Inc.
(a)
.................... 1,123 215,605
Atlassian Corp. , Class A
(a) (b)
.................. 6,106 1,525,096
Autodesk, Inc.
(a)
.......................... 8,382 2,127,435
Bentley Systems, Inc. , Class B ................ 9,002 453,701
BILL Holdings, Inc.
(a)
....................... 3,812 297,527
Blackbaud, Inc.
(a)
......................... 1,807 146,222
BlackLine, Inc.
(a)
......................... 2,044 119,942
Braze, Inc. , Class A
(a) (b)
..................... 1,853 100,155
Cadence Design Systems, Inc.
(a)
.............. 10,718 3,091,714
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 9,171 100,789
Clear Secure, Inc. , Class A .................. 3,341 63,579
Confluent, Inc. , Class A
(a) (b)
.................. 8,310 185,812
Crowdstrike Holdings, Inc. , Class A
(a)
............ 8,906 2,605,005
Datadog, Inc. , Class A
(a)
.................... 11,904 1,481,334
DocuSign, Inc.
(a)
......................... 8,090 492,843
Dolby Laboratories, Inc. , Class A .............. 2,306 191,813
DoubleVerify Holdings, Inc.
(a)
................. 5,437 217,534
Dropbox, Inc. , Class A
(a)
.................... 10,113 320,380
Dynatrace, Inc.
(a)
......................... 9,317 531,069
Elastic NV
(a)
............................ 3,188 373,187
Fair Isaac Corp.
(a)
......................... 966 1,158,070
Five9, Inc.
(a)
............................ 2,974 225,608
Fortinet, Inc.
(a)
........................... 25,109 1,619,279
Gen Digital, Inc. .......................... 21,842 512,850
Gitlab, Inc. , Class A
(a)
...................... 3,403 241,987
Guidewire Software, Inc.
(a)
................... 3,154 352,239
HashiCorp, Inc. , Class A
(a)
................... 4,694 102,611
HubSpot, Inc.
(a) (b)
......................... 1,982 1,211,002
Informatica, Inc. , Class A
(a) (b)
................. 1,329 39,870
Intuit, Inc. .............................. 11,006 6,948,418
Manhattan Associates, Inc.
(a)
................. 2,394 580,689
Microsoft Corp. .......................... 292,141 116,149,419
MicroStrategy, Inc. , Class A
(a) (b)
................ 481 241,082
nCino, Inc.
(a) (b)
........................... 2,377 74,828
NCR Voyix Corp.
(a) (b)
....................... 5,554 81,644
Nutanix, Inc. , Class A
(a)
..................... 9,735 547,107
Oracle Corp. ............................ 62,392 6,969,186
Palantir Technologies, Inc. , Class A
(a)
........... 75,818 1,219,912
Palo Alto Networks, Inc.
(a)
................... 12,241 4,143,701
Pegasystems, Inc. ........................ 1,551 75,596
Procore Technologies, Inc.
(a)
................. 3,461 247,081
PTC, Inc.
(a)
............................. 4,659 841,648
RingCentral, Inc. , Class A
(a)
.................. 3,148 106,686
Roper Technologies, Inc. .................... 4,210 2,260,770
Salesforce, Inc.
(a)
......................... 38,273 10,758,157
Samsara, Inc. , Class A
(a) (b)
................... 6,485 203,629

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software (continued)
SentinelOne, Inc. , Class A
(a)
.................. 9,762 $ 261,622
ServiceNow, Inc.
(a)
........................ 8,050 6,161,470
Smartsheet, Inc. , Class A
(a)
.................. 5,226 235,013
Splunk, Inc.
(a)
........................... 6,108 936,784
SPS Commerce, Inc.
(a)
..................... 1,437 264,121
Synopsys, Inc.
(a)
......................... 5,976 3,187,299
Tyler Technologies, Inc.
(a)
................... 1,652 698,383
UiPath, Inc. , Class A
(a)
..................... 15,769 362,372
Unity Software, Inc.
(a) (b)
..................... 9,473 306,925
Varonis Systems, Inc.
(a) (b)
.................... 4,142 185,893
Workday, Inc. , Class A
(a)
.................... 8,154 2,373,385
Workiva, Inc. , Class A
(a) (b)
................... 1,808 168,035
Zoom Video Communications, Inc. , Class A
(a)
...... 10,082 651,398
Zscaler, Inc.
(a)
........................... 3,477 819,424
200,945,956
a
Specialized REITs  —  1 .0%
American Tower Corp. ..................... 18,281 3,576,678
Crown Castle, Inc. ........................ 17,101 1,851,183
CubeSmart ............................. 8,909 385,047
Digital Realty Trust, Inc. .................... 11,871 1,667,401
Equinix, Inc. ............................ 3,698 3,068,489
Extra Space Storage, Inc. ................... 8,266 1,193,941
Gaming and Leisure Properties, Inc. ............ 10,662 486,720
Iron Mountain, Inc. ........................ 11,394 769,323
Lamar Advertising Co. , Class A ............... 3,439 359,995
National Storage Affiliates Trust ............... 3,027 113,058
PotlatchDeltic Corp. ....................... 3,138 140,363
Public Storage ........................... 6,192 1,753,512
Rayonier, Inc. ........................... 5,349 162,075
SBA Communications Corp. , Class A ............ 4,220 944,689
VICI Properties, Inc. ....................... 40,755 1,227,541
Weyerhaeuser Co. ........................ 28,890 946,725
18,646,740
a
Specialty Retail  —  2 .1%
Advance Auto Parts, Inc. .................... 2,318 154,958
AutoNation, Inc.
(a) (b)
....................... 1,052 146,922
AutoZone, Inc.
(a)
......................... 694 1,916,918
Bath & Body Works, Inc. .................... 8,848 377,456
Best Buy Co., Inc. ........................ 7,645 554,186
Burlington Stores, Inc.
(a)
.................... 2,555 488,388
CarMax, Inc.
(a)
........................... 6,229 443,380
Carvana Co. , Class A
(a) (b)
.................... 3,890 167,503
Chewy, Inc. , Class A
(a) (b)
.................... 4,559 81,241
Dick's Sporting Goods, Inc. .................. 2,461 366,861
Five Below, Inc.
(a)
......................... 2,193 393,556
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 4,271 429,492
GameStop Corp. , Class A
(a) (b)
................. 10,518 149,671
Gap, Inc. (The) .......................... 8,305 155,220
Home Depot, Inc. (The) .................... 39,323 13,879,446
Lithia Motors, Inc. ........................ 1,065 314,015
Lowe's Companies, Inc. .................... 22,659 4,822,742
Murphy USA, Inc. ........................ 760 267,915
O'Reilly Automotive, Inc.
(a)
................... 2,331 2,384,730
Penske Automotive Group, Inc.
(b)
.............. 764 113,355
RH
(a) (b)
................................ 606 153,609
Ross Stores, Inc. ......................... 13,284 1,863,480
TJX Companies, Inc. (The) .................. 45,068 4,277,404
Tractor Supply Co. ........................ 4,253 955,224
Ulta Beauty, Inc.
(a)
........................ 1,948 977,993
Valvoline, Inc. ........................... 5,443 198,615
Wayfair, Inc. , Class A
(a) (b)
.................... 3,539 177,835
Security Shares Value
a
Specialty Retail (continued)
Williams-Sonoma, Inc. ..................... 2,520 $ 487,343
36,699,458
a
Technology Hardware, Storage & Peripherals  —  6 .3%
Apple, Inc. ............................. 574,654 105,966,197
Dell Technologies, Inc. , Class C ............... 10,048 832,778
Hewlett Packard Enterprise Co. ............... 50,796 776,671
HP, Inc. ............................... 34,453 989,146
NetApp, Inc. ............................ 8,267 720,882
Pure Storage, Inc. , Class A
(a)
................. 11,330 453,087
Seagate Technology Holdings PLC ............. 7,665 656,737
Super Micro Computer, Inc.
(a)
................. 1,839 973,953
Western Digital Corp.
(a)
..................... 12,676 725,701
112,095,152
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Capri Holdings Ltd.
(a)
...................... 4,553 221,913
Columbia Sportswear Co. ................... 1,348 106,842
Crocs, Inc.
(a)
............................ 2,468 250,453
Deckers Outdoor Corp.
(a)
.................... 1,023 771,066
Levi Strauss & Co. , Class A .................. 3,799 61,848
Lululemon Athletica, Inc.
(a)
................... 4,509 2,046,274
Nike, Inc. , Class B ........................ 48,041 4,877,603
PVH Corp. ............................. 2,381 286,339
Ralph Lauren Corp. , Class A ................. 1,606 230,734
Skechers USA, Inc. , Class A
(a)
................ 5,293 330,495
Tapestry, Inc. ............................ 9,253 358,924
Under Armour, Inc. , Class A
(a)
................. 7,387 56,289
Under Armour, Inc. , Class C
(a)
................ 6,976 51,622
VF Corp. .............................. 12,836 211,281
9,861,683
a
Tobacco  —  0 .5%
Altria Group, Inc. ......................... 69,600 2,792,352
Philip Morris International, Inc. ................ 60,961 5,538,307
8,330,659
a
Trading Companies & Distributors  —  0 .5%
Air Lease Corp. , Class A .................... 4,080 170,585
Applied Industrial Technologies, Inc. ............ 1,548 273,160
Core & Main, Inc. , Class A
(a)
.................. 6,603 272,770
Fastenal Co. ............................ 22,352 1,525,077
Ferguson PLC ........................... 8,021 1,506,825
MSC Industrial Direct Co., Inc. , Class A .......... 1,789 176,538
SiteOne Landscape Supply, Inc.
(a) (b)
............. 1,783 275,563
United Rentals, Inc. ....................... 2,678 1,674,821
Watsco, Inc. ............................ 1,343 525,086
WESCO International, Inc. ................... 1,736 301,231
WW Grainger, Inc. ........................ 1,735 1,553,935
8,255,591
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 7,648 948,505
Essential Utilities, Inc. ...................... 9,744 349,420
1,297,925
a
Wireless Telecommunication Services  —  0 .2%
GCI Liberty, Inc. , Class A
(a) (d)
................. 4,053 —
T-Mobile U.S., Inc. ........................ 20,042 3,231,372
3,231,372
a
Total Long-Term Investments — 99.8%
(Cost: $ 892,856,512 ) ................................ 1,766,909,420

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(c) (e) (f)
...................... 34,059,230 $ 34,079,666
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(c) (e)
............................ 2,093,835 2,093,835
a
Total Short-Term Securities — 2.1%
(Cost: $ 36,162,648 ) ................................. 36,173,501
Total Investments — 101.9%
(Cost: $ 929,019,160 ) ................................ 1,803,082,921
Liabilities in Excess of Other Assets — ( 1 .9 ) % ............... (33,111,652)
Net Assets — 100.0% ................................. $ 1,769,971,269
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 28,309,826  $ 5,757,142
(a)
$ —  $ 10,469  $ 2,229  $ 34,079,666  34,059,230  $ 146,398
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,099,591  —  (5,756)
(a)
—  —  2,093,835  2,093,835  105,227  —
BlackRock, Inc. .. 4,018,474  172,591  (508,391) 95,808  469,383  4,247,865  5,486  86,675  —
$ 106,277  $ 471,612
$ 40,421,366
$ 338,300  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 11 03/15/24 $ 2,679 $ 32,890

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Dow Jones U.S. ETF

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,766,718,430  $ 190,990  $ —  $ 1,766,909,420
Short-Term Securities
Money Market Funds ...................................... 36,173,501  —  —  36,173,501
$ 1,802,891,931  $ 190,990  $ —  $ 1,803,082,921
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 32,890  $ —  $ —  $ 32,890
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)